Investments	12 Months Ended
Dec. 31, 2023
Investments [Abstract]
Investments	Investments
(a) Net Realized and Unrealized Investment Gains (Losses)
The components of the net realized and unrealized investment gains (losses) for the years ended December 31, 2023, 2022 and 2021 were as follows (in thousands of U.S. dollars):

	2023	2022	2021
Net realized investment (losses) gains on fixed maturities and short-term investments	$(4,041)	$859	$19,893
Net realized investment gains on equities	121,378	461,041	78,501
Net realized investment (losses) gains on other invested assets	(6,188)	9,781	103,011
Net realized investment gains	$111,149	$471,681	$201,405
Change in net unrealized investment gains (losses) on fixed maturities and short-term investments	$390,712	$(1,807,048)	$(558,466)
Change in net unrealized investment gains (losses) on equities	43,420	(505,072)	198,780
Change in net unrealized investment (losses) gains on other invested assets	(20,975)	(123,694)	196,926
Net other realized and unrealized investment losses	(1,761)	(2,672)	(848)
Change in net unrealized investment gains (losses)	$411,396	$(2,438,486)	$(163,608)
Impairment loss on investments in real estate	$(5,119)	$(2,209)	$—
Net realized and unrealized investment gains (losses)	$517,426	$(1,969,014)	$37,797

(b) Net Investment Income
The components of net investment income for the years ended December 31, 2023, 2022 and 2021 were as follows (in thousands of U.S. dollars):

	2023	2022	2021
Fixed maturities	$424,205	$310,152	$301,391
Short-term investments and cash and cash equivalents	75,467	17,477	4,860
Other invested assets	176,065	99,375	90,442
Equities	19,693	11,118	12,686
Funds held and other (1)	6,950	10,801	17,871
Investment expenses	(56,695)	(50,575)	(50,781)
Net investment income	$645,685	$398,348	$376,469

(1)The Company generally earns investment income on funds held by reinsured companies based upon a predetermined interest rate, either fixed contractually at the inception of the contract or based upon a recognized index. Interest rates ranged from 0.2% to 10.5%, 0.1% to 10.9% and 0.1% to 7.3% for the years ended December 31, 2023, 2022 and 2021, respectively.
(c) Pledged and Restricted Assets
At December 31, 2023 and 2022, approximately $98 million and $138 million, respectively, of cash and cash equivalents and approximately $6,341 million and $5,258 million, respectively, of securities were deposited, pledged or held in escrow accounts in favor of ceding companies, intercompany agreements, and other counterparties or government authorities to comply with reinsurance contract provisions and insurance laws.
(d) Receivables for Securities Sold and Payables for Securities Purchased
At December 31, 2023 and 2022, receivables for securities sold of $187 million and $52 million, respectively, were recorded within Other assets. At December 31, 2023 and 2022, payables for securities purchased of $221 million and $149 million, respectively, were recorded within Accounts payable, accrued expenses and other in the Consolidated Balance Sheets.
(e) Variable Interest Entities
The Company holds variable interests in VIEs including certain limited liability companies or partnerships, trusts, fixed maturity investments and asset-backed securities. The holdings in these VIEs are reported within Fixed maturities and Other invested assets in the Company’s Consolidated Balance Sheets. The Company’s involvement in these entities is, for the most part, passive in nature. The Company’s maximum exposure to loss with respect to these investments is limited to the amounts invested in and advanced to the VIEs and any unfunded commitments (see Note 19(c)). As at December 31, 2023 and 2022, the Company did not have material consolidated VIEs.
(f) Other Invested Assets
At December 31, 2023 and 2022, the Company had carrying values of $1,883 million and $1,856 million respectively, of investments that were either accounted for under the equity method of accounting or would have been accounted for under the equity method if the Company had not chosen to apply the fair value option.
At December 31, 2023 and 2022, the Company held a 36% shareholding in the privately held United Kingdom real estate investment and development group, Almacantar Group Limited (Almacantar). The total carrying value of this investment was $471 million and $492 million, at December 31, 2023 and 2022, respectively. This investment is accounted for under the fair value option and included within Other invested assets in the Consolidated Balance Sheets.
The Company's equity method investments are comprised primarily of passive investment interests focusing in the real estate sector. The Company had equity method investments of $213 million and $237 million at December 31, 2023 and 2022, respectively, included within Other invested assets in the Consolidated Balance Sheets. Dividends on equity method investments for 2023 and 2022 were $3 million and $2 million, respectively.